Trade receivables	6 Months Ended
Dec. 31, 2024
Trade receivables.
Trade receivables

20Trade receivables

	31 December	30 June	31 December
	2024	2024	2023
	£’000	£’000	£’000
Trade receivables	147,257	75,914	124,019
Less: provision for impairment of trade receivables	(11,898)	(10,985)	(18,133)
Net trade receivables	135,359	64,929	105,886
Less: non-current portion
Trade receivables	46,583	27,930	24,498
Current trade receivables	88,776	36,999	81,388

Net trade receivables include transfer fees receivable from other football clubs of £90,865,000 (30 June 2024: £59,845,000; 31 December 2023: £52,220,000) of which £46,583,000 (30 June 2024: £27,930,000; 31 December 2023: £24,498,000) is receivable after more than one year. Net trade receivables also include £21,622,000 (30 June 2024: £5,753,000; 31 December 2023: £24,591,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

Gross contractual trade receivables pre discounting as at 31 December 2024 were £75,362,000 (30 June 2024: £67,198,000; 31 December 2023: £108,900,000).